ASSETS AND LIABILITIES HELD FOR SALE - Additional Information (Details) - BRL (R$) R$ in Thousands	1 Months Ended			7 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Assets and liabilities classified as held for sale [line items]
Financial compensation for transfer of minority interest			R$ 196,609
Liabilities associated with assets held for sale				R$ 0	R$ 194,454
Empresa Metropolitana de Águas e Energia S.A. - EMAE
Assets and liabilities classified as held for sale [line items]
Gains (losses) on disposals of investments		R$ 24,524
Empresa Metropolitana de Águas e Energia S.A. - EMAE | PREFERRED
Assets and liabilities classified as held for sale [line items]
Decrease through classified as held for sale, investments		R$ 476,461
Thermal projects
Assets and liabilities classified as held for sale [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			2,394,259
Disposal group, including discontinued operation, expenses			269,783
Contingent earn out asset			1,200,000
Assets and liabilities classified as held for sale | Eletronuclear
Assets and liabilities classified as held for sale [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	R$ 535,000
Impairment of asset held for sale	R$ 7,289,762
Liabilities associated with assets held for sale				2,400,000
UHE Colíder - AXIA Energia
Assets and liabilities classified as held for sale [line items]
Profit/Loss since acquisition date				R$ 45,098
Gains (losses) on disposals of investments			R$ 157,840
Consórcio Energético Cruzeiro do Sul
Assets and liabilities classified as held for sale [line items]
Transfer of minority interest			49.00%
Mata de Santa Genebra Transmissão S.A.
Assets and liabilities classified as held for sale [line items]
Transfer of minority interest			49.90%